FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 17, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:  1408440(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories   COM         002824100     277      5350   SH    SOLE                              5350
American Express      COM         025816109     206      7075   SH    SOLE                              7075
Amgen                 COM         031162100     245      4185   SH    SOLE                              4185
Auto Data Processing  COM         053015103   52312   1112073   SH    SOLE                           1112073
BP Amoco              SPON ADR    055622104     285      5805   SH    SOLE                              5805
Capital One Financial COM	  14040H105   25877    561955   SH    SOLE                            561955
Cisco Systems         COM         17275R102   56299   4622258   SH    SOLE                           4622258
Citigroup             COM         172967101    1096     27060   SH    SOLE                             27060
Dell Computer         COM         247025109   29259   1579033   SH    SOLE                           1579033
EMC Corp              COM         268648102   23531   2002617   SH    SOLE                           2002617
Ebay, Inc.            COM         278642103   40616    887791   SH    SOLE                            887791
First Data Corp       COM         319963104   48818    837926   SH    SOLE                            837926
Franklin Electric     COM         353514102     216      3000   SH    SOLE                              3000
General Electric      COM         369604103   70318   1890267   SH    SOLE                           1890267
Harley-Davidson       COM         412822108   82225   2030236   SH    SOLE                           2030236
Home Depot            COM         437076102   71034   1851281   SH    SOLE                           1851281
Intel Corp            COM         458140100   55220   2701544   SH    SOLE                           2701544
Intl Business Machs   COM         459200101     513      5600   SH    SOLE                              5600
JDS Uniphase          COM         46612J101    4977    787519   SH    SOLE                            787519
Johnson & Johnson     COM         478160104    1382     24950   SH    SOLE                             24950
Kohls Corp	      COM         500255104   28973    603620   SH    SOLE                            603620
MBNA Corp             COM         55262L950    1973     65150   SH    SOLE                             65150
Medtronic             COM         585055106   51893   1192947   SH    SOLE                           1192947
Merck & Company       COM         589331107   57845    868543   SH    SOLE                            868543
Microsoft             COM         594918104   85365   1668266   SH    SOLE                           1668266
Nokia Corp            SPON ADR    654902204   31456   2009945   SH    SOLE                           2009945
Oracle		      COM	  68389X105	179     14248   SH    SOLE                             14248
Pfizer                COM         717081103   73635   1836296   SH    SOLE                           1836296
Price Group           COM         74144T108   17827    608439   SH    SOLE                            608439
Charles Schwab & Co   COM         808512105   22545   1960442   SH    SOLE                           1960442
Staples               COM         855030102     402     30127   SH    SOLE                             30127
Starbucks             COM         855244109     165     11100   SH    SOLE                             11100
Sun Microsystems      COM         866810104   15131   1829597   SH    SOLE                           1829597
Texas Instruments     COM         882508104     355     14240   SH    SOLE                             14240
Tiffany & Co.         COM         886547108   22242   1027354   SH    SOLE                           1027654
Veritas Software      COM         923436109   13152    713256   SH    SOLE                            713256
Wal-Mart              COM         931142103   64718   1307441   SH    SOLE                           1307441
Walgreen              COM         931422109     402      9000   SH    SOLE                              9000